Schedule of Investments(a)
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.91%
Aerospace & Defense–2.28%
General Electric Co.	832,090	$141,621,718
Textron, Inc.(b)	1,374,456	127,686,962
		269,308,680
Air Freight & Logistics–2.11%
FedEx Corp.	827,308	250,053,843
Asset Management & Custody Banks–1.57%
State Street Corp.	2,181,167	185,333,760
Biotechnology–0.59%
AbbVie, Inc.	376,390	69,752,595
Broadline Retail–1.34%
eBay, Inc.(b)	2,849,845	158,479,880
Building Products–2.04%
Johnson Controls International PLC	3,378,209	241,677,072
Cable & Satellite–2.39%
Charter Communications, Inc., Class A(b)(c)	448,946	170,473,775
Comcast Corp., Class A	2,727,633	112,569,414
		283,043,189
Casinos & Gaming–1.03%
Las Vegas Sands Corp.	3,069,220	121,755,957
Communications Equipment–3.02%
Cisco Systems, Inc.	4,310,391	208,838,444
F5, Inc.(c)	728,660	148,384,322
		357,222,766
Construction Machinery & Heavy Transportation Equipment– 2.39%
Caterpillar, Inc.	428,507	148,349,123
Wabtec Corp.	832,964	134,232,149
		282,581,272
Diversified Banks–8.89%
Bank of America Corp.	8,108,369	326,848,354
Citigroup, Inc.	2,702,152	175,315,622
Fifth Third Bancorp(b)	4,282,577	181,324,310
Wells Fargo & Co.	6,208,178	368,393,283
		1,051,881,569
Electrical Components & Equipment–2.92%
Eaton Corp. PLC	508,917	155,112,812
Emerson Electric Co.	1,626,768	190,510,801
		345,623,613
Fertilizers & Agricultural Chemicals–2.08%
CF Industries Holdings, Inc.	1,513,413	115,609,619
Corteva, Inc.	2,324,905	130,427,171
		246,036,790
Food Distributors–1.32%
Sysco Corp.	2,040,485	156,403,175
Shares		Value
Health Care Distributors–0.92%
Henry Schein, Inc.(b)(c)	1,513,826	$108,904,642
Health Care Equipment–2.64%
Baxter International, Inc.(b)	1,618,175	57,963,029
Becton, Dickinson and Co.	393,804	94,930,392
GE HealthCare Technologies, Inc.	605,656	51,256,667
Medtronic PLC	1,345,021	108,032,087
		312,182,175
Health Care Facilities–0.39%
Universal Health Services, Inc., Class B	215,055	45,970,157
Health Care Services–1.32%
CVS Health Corp.	2,595,087	156,561,599
Health Care Supplies–0.33%
DENTSPLY SIRONA, Inc.(b)	1,415,192	38,408,312
Household Products–2.27%
Kimberly-Clark Corp.	1,091,511	147,408,560
Reckitt Benckiser Group PLC (United Kingdom)	2,259,608	121,552,559
		268,961,119
Integrated Oil & Gas–6.45%
Chevron Corp.(b)	1,546,814	248,217,243
Exxon Mobil Corp.	1,864,078	221,061,010
Shell PLC, ADR (United Kingdom)(b)	642,498	47,043,703
Suncor Energy, Inc. (Canada)	6,182,714	246,813,943
		763,135,899
Interactive Media & Services–4.08%
Alphabet, Inc., Class A	1,302,882	223,496,378
Meta Platforms, Inc., Class A	546,003	259,258,605
		482,754,983
Investment Banking & Brokerage–1.93%
Goldman Sachs Group, Inc. (The)	289,843	147,538,783
Morgan Stanley	787,320	81,259,297
		228,798,080
IT Consulting & Other Services–2.23%
Cognizant Technology Solutions Corp., Class A	2,216,264	167,726,860
DXC Technology Co.(b)(c)	4,726,450	96,135,993
		263,862,853
Life & Health Insurance–1.00%
MetLife, Inc.	1,533,775	117,870,609
Managed Health Care–3.18%
Elevance Health, Inc.	500,124	266,080,972
Humana, Inc.(b)	305,506	110,474,024
		376,554,996
Movies & Entertainment–1.51%
Walt Disney Co. (The)	1,275,560	119,507,216
Warner Bros. Discovery, Inc.(b)(c)	6,865,004	59,382,285
		178,889,501

See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Shares		Value
Multi-line Insurance–1.62%
American International Group, Inc.	2,415,883	$191,410,410
Multi-Utilities–1.33%
Dominion Energy, Inc.(b)	2,944,104	157,391,800
Oil & Gas Exploration & Production–2.57%
ConocoPhillips	849,305	94,442,716
Hess Corp.	673,415	103,315,329
Marathon Oil Corp.	3,770,398	105,759,664
		303,517,709
Oil & Gas Storage & Transportation–0.95%
Cheniere Energy, Inc.	614,342	112,203,423
Packaged Foods & Meats–1.33%
Kraft Heinz Co. (The)	3,266,292	115,006,141
Tyson Foods, Inc., Class A	690,022	42,022,340
		157,028,481
Paper & Plastic Packaging Products & Materials–1.30%
International Paper Co.	3,295,917	153,194,222
Pharmaceuticals–6.24%
AstraZeneca PLC (United Kingdom)	866,833	137,714,430
Bristol-Myers Squibb Co.	1,555,293	73,969,735
Johnson & Johnson	992,925	156,733,211
Merck & Co., Inc.	1,488,842	168,432,695
Sanofi S.A., ADR(b)	3,893,137	201,703,428
		738,553,499
Property & Casualty Insurance–1.06%
Allstate Corp. (The)	735,393	125,840,450
Regional Banks–4.16%
Citizens Financial Group, Inc.	4,453,928	190,049,108
Huntington Bancshares, Inc.	10,931,916	163,432,144
M&T Bank Corp.(b)	808,560	139,209,775
		492,691,027
Restaurants–1.10%
Starbucks Corp.	1,668,057	130,025,043
Semiconductors–3.66%
Intel Corp.	3,931,864	120,865,499
NXP Semiconductors N.V. (China)	580,521	152,769,907
QUALCOMM, Inc.	877,362	158,758,654
		432,394,060
Shares		Value
Soft Drinks & Non-alcoholic Beverages–2.09%
Coca-Cola Co. (The)	1,619,987	$108,117,932
Keurig Dr Pepper, Inc.	4,062,050	139,247,074
		247,365,006
Systems Software–2.52%
Microsoft Corp.	713,423	298,460,512
Telecom Tower REITs–0.39%
SBA Communications Corp., Class A	209,340	45,958,504
Tobacco–2.60%
Philip Morris International, Inc.	2,667,207	307,155,558
Wireless Telecommunication Services–0.77%
T-Mobile US, Inc.	502,088	91,520,601
Total Common Stocks & Other Equity Interests (Cost $7,299,862,125)		11,346,719,391
Money Market Funds–4.13%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e)	171,198,884	171,198,884
Invesco Treasury Portfolio, Institutional Class, 5.20%(d)(e)	317,576,631	317,576,631
Total Money Market Funds (Cost $488,775,515)		488,775,515
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $7,788,637,640)		11,835,494,906
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.64%
Invesco Private Government Fund, 5.30%(d)(e)(f)	20,714,330	20,714,330
Invesco Private Prime Fund, 5.48%(d)(e)(f)	55,406,612	55,423,234
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $76,137,564)		76,137,564
TOTAL INVESTMENTS IN SECURITIES–100.68% (Cost $7,864,775,204)		11,911,632,470
OTHER ASSETS LESS LIABILITIES—(0.68)%		(80,970,497)
NET ASSETS–100.00%		$11,830,661,973
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$180,012,256	$125,488,646	$(134,302,018)	$-	$-	$171,198,884	$2,265,803
Invesco Liquid Assets Portfolio, Institutional Class	128,215,751	79,934,192	(208,150,222)	(1,724)	2,003	-	1,512,191
Invesco Treasury Portfolio, Institutional Class	205,728,292	265,336,361	(153,488,022)	-	-	317,576,631	2,733,850
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,428,191	311,990,225	(327,704,086)	-	-	20,714,330	727,738*
Invesco Private Prime Fund	87,973,584	691,676,373	(724,228,061)	4,874	(3,536)	55,423,234	2,057,218*
Total	$638,358,074	$1,474,425,797	$(1,547,872,409)	$3,150	$(1,533)	$564,913,079	$9,296,800

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/12/2024	Canadian Imperial Bank of Commerce	EUR	6,907,713	USD	7,493,309	$13,999
08/12/2024	Deutsche Bank AG	CAD	166,175,400	USD	121,965,393	1,568,187
08/12/2024	Deutsche Bank AG	EUR	86,315,213	USD	93,718,901	261,304
08/12/2024	Goldman Sachs International	GBP	3,194,706	USD	4,114,724	7,377
08/12/2024	J.P. Morgan Chase Bank, N.A.	CAD	3,347,561	USD	2,457,391	32,020
08/12/2024	J.P. Morgan Chase Bank, N.A.	EUR	1,980,894	USD	2,150,440	5,631
08/12/2024	J.P. Morgan Chase Bank, N.A.	USD	4,644,195	GBP	3,618,720	8,296
08/12/2024	Royal Bank of Canada	GBP	5,913,971	USD	7,645,298	41,864
Subtotal—Appreciation						1,938,678
Currency Risk
08/12/2024	Deutsche Bank AG	GBP	112,333,385	USD	144,287,044	(136,979)
08/12/2024	Royal Bank of Canada	USD	3,738,743	CAD	5,094,842	(47,435)
08/12/2024	Royal Bank of Canada	USD	2,395,537	EUR	2,211,098	(1,475)
Subtotal—Depreciation						(185,889)
Total Forward Foreign Currency Contracts						$1,752,789

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$11,087,452,402	$259,266,989	$—	$11,346,719,391
Money Market Funds	488,775,515	76,137,564	—	564,913,079
Total Investments in Securities	11,576,227,917	335,404,553	—	11,911,632,470
Other Investments - Assets*
Forward Foreign Currency Contracts	—	1,938,678	—	1,938,678
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(185,889)	—	(185,889)
Total Other Investments	—	1,752,789	—	1,752,789
Total Investments	$11,576,227,917	$337,157,342	$—	$11,913,385,259

*	Unrealized appreciation (depreciation).
Invesco Comstock Fund